LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
Cost basis	¥ 5,879,424	¥ 1,226,856
Gross unrealized gains	80,750	31,766
Gross unrealized losses	(247,395)	(249,964)
Exchange adjustments	4,497	5,742
Fair value	5,717,276	1,014,400
Marketable securities
LONG-TERM INVESTMENTS, NET
Cost basis	96,848	96,848
Gross unrealized gains	0	0
Gross unrealized losses	(47,671)	(46,420)
Exchange adjustments	4,497	5,736
Fair value	53,674	56,164
Unlisted equity securities and loan receivables measured at fair value
LONG-TERM INVESTMENTS, NET
Cost basis	245,076	233,088
Gross unrealized gains	0	0
Gross unrealized losses	(196,696)	(200,516)
Exchange adjustments	0	0
Fair value	48,380	32,572
Wealth management products
LONG-TERM INVESTMENTS, NET
Cost basis	5,537,500	896,920
Gross unrealized gains	80,750	31,766
Gross unrealized losses	(3,028)	(3,028)
Exchange adjustments	0	6
Fair value	¥ 5,615,222	¥ 925,664